ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Schedule of major classes of assets and liabilities held for sale) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Assets held for sale
Cash	$ 0	$ 0	$ 203	$ 602
Total current assets held for sale		0		3,709
Total noncurrent assets held for sale		0		4,392
Liabilities held for sale
Total current liabilities held for sale		0		610
Share Purchase Agreement [Member] | Lisan Farma Colombia LLC [Member] | Colombian related subsidiaries and Colombian assets [Member] | Discontinued Operations, Held-for-Sale [Member]
Assets held for sale
Cash		0		602
Trade and amounts receivable		0		1,592
Prepaid expenses and other current assets		0		174
Inventory		0		1,341
Total current assets held for sale		0		3,709
Property, plant and equipment		0		3,592
Operating lease right of use assets		0		419
Intangible assets		0		358
Other assets		0		23
Total noncurrent assets held for sale		0		4,392
Total assets held for sale		0		8,101
Liabilities held for sale
Current portion of operating lease liability		0		72
Other accrued liabilities		0		538
Total current liabilities held for sale		0		610
Non-current operating lease liability		0		308
Total liabilities held for sale		$ 0		$ 918